Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	197,548,823.95	14,195
Yield Supplement Overcollateralization Amount 01/31/22	5,679,190.42	0
Receivables Balance 01/31/22	203,228,014.37	14,195
Principal Payments	10,341,046.97	413
Defaulted Receivables	124,699.90	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	5,243,161.94	0
Pool Balance at 02/28/22	187,519,105.56	13,774

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.92%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,951,921.97	99
Past Due 61-90 days	774,793.79	41
Past Due 91-120 days	161,016.67	8
Past Due 121+ days	0.00	0
Total	2,887,732.43	148

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.50%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	210,724.99
Aggregate Net Losses/(Gains) - February 2022	(86,025.09)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.51%
Prior Net Losses/(Gains) Ratio	-0.19%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	-0.11%
Four Month Average	-0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.29%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	33.73

Flow of Funds	$ Amount
Collections	11,259,682.31
Investment Earnings on Cash Accounts	67.32
Servicing Fee	(169,356.68)
Transfer to Collection Account	-
Available Funds	11,090,392.95

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	340,213.14
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	5,879,067.82
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	629,680.17
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	11,090,392.95

Servicing Fee	169,356.68
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	193,398,173.38
Principal Paid	10,029,718.39
Note Balance @ 03/15/22	183,368,454.99

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	74,228,173.38
Principal Paid	10,029,718.39
Note Balance @ 03/15/22	64,198,454.99
Note Factor @ 03/15/22	23.8709210%

Class A-4
Note Balance @ 02/15/22	81,820,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	81,820,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	24,900,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	12,450,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	430,994.39
Total Principal Paid	10,029,718.39
Total Paid	10,460,712.78

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	160,209.14
Principal Paid	10,029,718.39
Total Paid to A-3 Holders	10,189,927.53

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5204932
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.1124550
Total Distribution Amount	12.6329482

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5957059
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.2935167
Total A-3 Distribution Amount	37.8892226

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	586.16
Noteholders' Principal Distributable Amount	413.84

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	2,075,325.29
Investment Earnings	41.55
Investment Earnings Paid	(41.55)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$601,311.73	$672,303.14	$885,887.38
Number of Extensions	34	36	48
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.31%	0.39%